DISCONTINUED OPERATIONS - Narrative (Details) $ in Millions, $ in Billions			3 Months Ended	12 Months Ended
	Aug. 28, 2024 CAD ($) subsidiary	Aug. 28, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 01, 2024 CAD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2022 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding			$ 48,172	$ 48,172	$ 53,118
Stockholders' equity			38,360	38,360	39,008			$ 34,116
Retained earnings (Accumulated deficit)			(5,241)	(5,241)	(2,997)
Accumulated other comprehensive income (loss) (Note 26)			$ 233	233	49
South Bow Canadian Infrastructure Holdings Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of legal entities (in subsidiaries) | subsidiary	2
South Bow Canadian Infrastructure Holdings Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Maximum liability for South Bow						$ 30
Keystone Pipeline System
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Environmental remediation liability costs					794
Environmental remediation liability					676		$ 92
Insurance received				99	575
Proceeds from sale of insurance					36
Pre-tax expense				37
Disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre tax separation, before reclassification				197	40
Pre tax separation, before reclassification, after tax				$ 167	$ 34
Amount		$ 1.3
Stockholders' equity						3,691
Retained earnings (Accumulated deficit)						2,950
Accumulated other comprehensive income (loss) (Note 26)						$ 741
Disposed of by sale | South Bow Canadian Infrastructure Holdings Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Outstanding	$ 7,900
Net proceeds	$ 6,200
Disposed of by sale | South Bow Canadian Infrastructure Holdings Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Transition services agreement, term			2 years
Ownership interest sold						86.00%